Related-party Transactions - Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)	May 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Purchase of products	$ 803.7	₨ 58,759,300	₨ 45,611,900	₨ 65,151,300
Sale of products	687.3	50,245,300	36,675,700	49,283,700
Services received	197.0	14,402,000	15,880,000	19,141,300
Services rendered	172.6	12,620,400	10,625,100	9,093,600
Bills discounted	813.5		31,485,200	54,937,800	₨ 59,472,300
Purchase of property, plant and equipment	3.9	285,400	833,700	143,000
Purchase of investments				72,000
Sale of property, plant and equipment	4.7	343,700	974,800
Sale of investments				5,333,500
Interest (income)/expense, dividend (income)/paid, (net)	11.3	826,700	(5,865,400)	(2,146,500)
Finance given (including loans and equity)	5.6			57,500	412,500	₨ 6,181,700
Finance given, taken back (including loans and equity)			35,000
Finance taken (including loans and equity)	384.8		46,653,600	1,770,000	28,135,100
Finance taken, paid back (including loans and equity)	22.2		9,393,400	2,100,000	1,620,000
Borrowing towards lease liability	23.0		1,138,300		1,679,900
Repayment towards lease liability	1.9	141,400	18,300
Amounts receivable in respect of loans and interest thereon	1.9		293,100	75,500	139,800
Amounts payable in respect of loans and interest thereon	13.8		479,300	266,000	1,010,700
Trade and other receivables	119.0		8,453,400	3,865,500	8,703,200
Accounts payable	60.8		7,035,600	9,259,100	4,447,300
Acceptances	127.1		769,000	691,300	9,290,700
Provision for amount receivables	1.3		251,200		93,000
Amount payable in respect of Lease Liability	$ 36.4	2,658,500
Associates and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		19,795,600	17,362,600	23,691,000
Sale of products		1,450,000	1,870,700	3,284,000
Services received		145,700	228,900	462,000
Services rendered		105,900	165,400	217,000
Purchase of property, plant and equipment		248,200	810,000	135,000
Purchase of investments				72,000
Sale of property, plant and equipment			21,800
Interest (income)/expense, dividend (income)/paid, (net)		55,000	(135,800)	(124,000)
Finance given (including loans and equity)						₨ 6,181,700
Finance taken (including loans and equity)			1,040,000	1,770,000	2,110,000
Finance taken, paid back (including loans and equity)			810,000	2,100,000	1,620,000
Amounts payable in respect of loans and interest thereon			460,000	230,000	950,000
Trade and other receivables			274,500	556,000	405,700
Accounts payable			2,726,100	3,043,000	653,100
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products			7,900	24,600
Sale of products		27,546,000	19,519,200	29,465,500
Services received			41,600	11,300
Services rendered		10,769,600	9,595,800	7,653,200
Interest (income)/expense, dividend (income)/paid, (net)		(900)	(6,064,300)	(1,991,300)
Finance given (including loans and equity)				57,500
Amounts receivable in respect of loans and interest thereon			251,300	37,500	93,900
Trade and other receivables			6,286,600	1,321,500	4,812,900
Accounts payable			31,900	25,900
Provision for amount receivables			251,200		93,000
Joint operations [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		38,686,300	27,814,700	39,407,700
Sale of products		11,790,100	6,810,300	8,253,200
Services received		7,400	8,000
Services rendered		44,900	49,300	60,400
Interest (income)/expense, dividend (income)/paid, (net)		183,700	40,900	(262,200)
Borrowing towards lease liability			1,138,300		1,679,900
Repayment towards lease liability		141,400	18,300
Accounts payable			2,695,900	2,461,200	1,569,400
Amount payable in respect of Lease Liability		2,658,500
Tata Sons Pvt Ltd, its subsidiaries and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		277,400	426,700	2,028,000
Sale of products		9,459,200	8,475,500	8,281,000
Services received		14,248,900	15,601,500	18,668,000
Services rendered		1,700,000	814,600	1,163,000
Bills discounted			31,485,200	54,937,800	59,472,300
Purchase of property, plant and equipment		37,200	23,700	8,000
Sale of property, plant and equipment		343,700	953,000
Sale of investments				5,333,500
Interest (income)/expense, dividend (income)/paid, (net)		₨ 588,900	293,800	231,000
Finance given (including loans and equity)					412,500
Finance given, taken back (including loans and equity)			35,000
Finance taken (including loans and equity)			45,613,600		26,025,100
Finance taken, paid back (including loans and equity)			8,583,400
Amounts receivable in respect of loans and interest thereon			41,800	38,000	45,900
Amounts payable in respect of loans and interest thereon			19,300	36,000	60,700
Trade and other receivables			1,892,300	1,988,000	3,484,600
Accounts payable			1,581,700	3,729,000	2,224,800
Acceptances			₨ 769,000	₨ 691,300	₨ 9,290,700